Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Detailed Information About Other Long Term Liabilities [Abstract]
Disclosure Of Detailed Information About Other Non-Current Liabilities Explanatory

	December 31, 2022	December 31, 2021
Provision for legal matters (note 33(a))	$9,197	$11,647
Lease liabilities (note 17(b))	14,079	26,943
Cash-settled share-based payments (note 18(c)(i),(ii))	1,479	1,362
Other liabilities(a)	13,772	10,562
	$38,527	$50,514